OTHER BORROWED FUNDS	12 Months Ended
Dec. 31, 2014
Short Term Debt Other Disclosures [Abstract]
OTHER BORROWED FUNDS

NOTE 22: OTHER BORROWED FUNDS

Included in other borrowed funds are facilities with a maturity of one year or less. These borrowings had a balance of EUR 1,678 million and EUR 2,310 million at December 31, 2013 and 2014, respectively.

The weighted average interest rate of other borrowed funds was 6.74% and 4.48% in 2013 and 2014 respectively.

The financial conditions of the major short-term of other borrowed funds as at December 31, 2014, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Variable rate notes
Finansbank	Variable Rate Bonds(1)	April 9, 2014	March 2015	TRY	311	78	Dibs plus 1.15%	Quarterly
Finansbank	Variable Rate Bonds(1)	June 4, 2014	April 2015	TRY	223	49	Dibs plus 1.15%	Quarterly
Finansbank	Variable Rate Bonds(1)	November 10, 2014	May 2015	TRY	384	2	Dibs plus 1.10%	Single payment at maturity including capital amount
Finansbank	VariableRate Bonds(1)	November 14, 2014	February 2015	TRY	142	-	Dibs plus 0.80%	Single payment at maturity including capital amount
Finansbank	Variable Rate Bonds(1)	November 18, 2014	February 2015	TRY	148	17	Dibs plus 0.60%	Single payment at maturity including capital amount
Finansbank	Variable Rate Bonds(1)	November 21, 2014	February 2015	TRY	126	-	Dibs plus 0.80%	Single payment at maturity including capital amount
Finansbank	Variable Rate Bonds(1)	December 4, 2014	April 2015	TRY	300	6	Dibs plus 0.60%	Single payment at maturity including capital amount
Finansbank	Variable Rate Bonds(1)	December 8, 2014	April 2015	TRY	108	-	Dibs plus 0.80%	Single payment at maturity including capital amount
Finansbank	Variable Rate Bonds(1)	December 24, 2014	November 2015	TRY	244	1	Dibs plus 1.20%	Quarterly
Finansbank	Amended Facility Agreement	November 26, 2014	November 2015	USD	396(2)	-	Libor plus 1%.	Semi-annually
Finansbank	Amended Facility Agreement(2)	November 27, 2014	November 2015	EUR	353(2)	-	Euribor plus 1%.	Semi-annually
(1)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TRY 1 billion.
(2)	On November 26 & 27, 2014, Finansbank amended the dual tranche term loan facility signed on November 27 & 28, 2013, based on which the amounts of USD 167 million and EUR 265 million were amended to USD 396 million and EUR 353 million, respectively.

The financial conditions of the major short-term of other borrowed funds after December 31, 2014, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million		Interest rate
Variable rate notes
Finansbank	Variable Rate Bonds	February 17, 2015	May 2015	TRY	108		Dibs plus 0.60%
Finansbank	Variable Rate Bonds	February 20, 2015	May 2015	TRY	150		Dibs plus 0.80%
Finansbank	Variable Rate Bonds	March 6, 2015	June 2015	TRY	150		Dibs plus 0.90%
Finansbank	Variable Rate Bonds	March 24, 2015	June 2015	TRY	101		Dibs plus 0.60%
Finansbank	Variable Rate Bonds	April 10, 2015	September 2015	TRY	258		Dibs plus 0.60%
Finansbank	Variable Rate Bonds	April 30, 2015	July 2015	TRY	115		Dibs plus 0.80%